Consolidated Balance Sheets (Parentheticals) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Accounts receivable, allowance for doubtful accounts	¥ 74,229	¥ 54,590
Other current assets, allowance for doubtful accounts	15,693	720
Other assets, net of allowance doubtful accounts	¥ 61,593	¥ 92,935
Common stock, shares authorized (in shares)	75,520,000	75,520,000
Common stock, shares issued (in shares)	46,711,400	46,701,000
Common stock, shares outstanding (in shares)	46,711,400	46,701,000
Treasury stock, shares (in shares)	758,709	758,709